Available-for-sale securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities.
Cost Basis	$ 1,479	$ 1,375	$ 1,293
Unrealized pretax net gains (losses)	107	72	77
Fair Value	1,586	1,447	1,370
U.S. treasury bonds
Schedule of Available-for-sale Securities.
Cost Basis	10	10	12
Unrealized pretax net gains (losses)	0	0	0
Fair Value	10	10	12
Other U.S. and non-U.S. government bonds
Schedule of Available-for-sale Securities.
Cost Basis	144	90	76
Unrealized pretax net gains (losses)	2	2	1
Fair Value	146	92	77
Corporate bonds
Schedule of Available-for-sale Securities.
Cost Basis	626	542	481
Unrealized pretax net gains (losses)	38	30	30
Fair Value	664	572	511
Asset-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	96	112	136
Unrealized pretax net gains (losses)	0	(1)	0
Fair Value	96	111	136
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	291	297	258
Unrealized pretax net gains (losses)	8	13	15
Fair Value	299	310	273
Residential
Schedule of Available-for-sale Securities.
Cost Basis	26	33	43
Unrealized pretax net gains (losses)	(1)	(3)	(3)
Fair Value	25	30	40
Commercial
Schedule of Available-for-sale Securities.
Cost Basis	117	142	164
Unrealized pretax net gains (losses)	10	3	4
Fair Value	127	145	168
Large capitalization value
Schedule of Available-for-sale Securities.
Cost Basis	147	127	100
Unrealized pretax net gains (losses)	38	21	22
Fair Value	185	148	122
Smaller company growth
Schedule of Available-for-sale Securities.
Cost Basis	22	22	23
Unrealized pretax net gains (losses)	12	7	8
Fair Value	$ 34	$ 29	$ 31